ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
Schedule Of Purchase Price Allocations
	Years Ended December 31,
	2011	2010
Current assets	$8	$0
Property and equipment	34	20
Other intangible assets	2	0
Goodwill	86	45
Current liabilities	(7)	0
Long-term liabilities	(8)	0
Redeemable noncontrolling interests in equity of consolidated subsidiaries	(16)	0
Noncontrolling interests	(15)	0
Net cash paid	$84	$65